Broadcast Rights, Net of Rights Exercised (Tables)	12 Months Ended
Dec. 31, 2017
Broadcast Rights, Net of Rights Exercised [Abstract]
Schedule of broadcast rights net of rights exercised
	December 31
	2016	2017
	NIS	NIS
Cost	800	797
Less rights exercised	(368)	(343)

Total	432	454